Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives Intangible Assets, Net	Estimated useful lives are as follows:
Category	Estimated useful lives
Office equipment	3 years
Leasehold improvement	Shorter of lease terms and estimated useful lives

Schedule of Estimated Useful Lives Intangible Assets, Net	Estimated useful lives are as follows:
Category	Estimated useful life
Licensed digital assets	3-5 years

Schedule of Disaggregated Revenue

The following table summarizes disaggregated revenue for the years ended September 30, 2025, 2024 and 2023:

	For the years ended September 30,
	2025	2024	2023
	US$	US$	US$
Category of Revenue
Virtual technology service	$33,113,913	$20,900,022	$15,382,324
Digital asset development and others	22,827,370	20,460,931	11,507,587
	$55,941,283	$41,360,953	$26,889,911
Timing of Revenue Recognition
Services transferred at a point in time	$55,941,283	$41,360,953	$26,889,911
Services transferred over time	—	—	—
	$55,941,283	$41,360,953	$26,889,911

Revenue recognized on gross basis	$55,941,283	$41,360,953	$26,889,911
Revenue recognized on net basis	—	—	—
	$55,941,283	$41,360,953	$26,889,911

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	September 30, 2025	September 30, 2024
Year-end spot rate	7.1190	7.0176

	For the years ended September 30,
	2025	2024	2023
Average rate	7.2125	7.2049	7.0553